Statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss) for the period	$ 126,098,326	$ (87,656,984)
Adjustments to reconcile net income for the year to net cash from operating activities
Net realized losses on redemptions and sales of bullion	4,536,914	5,400,608
Change in unrealized losses on silver bullion	(136,938,140)	76,160,284
Net changes in operating assets and liabilities
Decrease in prepaid assets		149,442
Increase (decrease) in accounts payable	(73,405)	325,073
Net cash used in operating activities	(6,376,305)	(5,621,577)
Cash flows from investing activities
Purchases of bullion	(77,968,605)	(7,501,519)
Sales of bullion	25,102	1,169,773
Net cash used in investing activities	(77,943,503)	(6,331,746)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	83,717,983	13,495,524
Payments on redemption of Units (note 7)	(32,216)	(7,717)
Underwriting commissions and issue expenses	(651,394)	(231,620)
Net cash provided by financing activities	83,034,373	13,256,187
Net increase (decrease) in cash during the year	(1,285,435)	1,302,864
Cash at beginning of year	3,798,412	2,495,548
Cash at end of year	$ 2,512,977	$ 3,798,412